Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ 2,970
Balance at end of period	2,958	$ 2,970	$ 3,631
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19	21	22
Provision for (reversal of) credit losses	3	(2)	(2)
Foreign exchange and other	1
Balance at end of period	23	19	20
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	17	18
Provision for (reversal of) credit losses		(13)	(1)
Balance at end of period	4	4	17
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15	4	4
Provision for (reversal of) credit losses	3	11	(1)
Foreign exchange and other	1
Balance at end of period	$ 19	$ 15	$ 3